Long-term Debt (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total principal payments	$ 531,886	$ 3,949,239
Less: Deferred financing costs	(254)	(61,466)
Total debt	531,632	3,887,773
Less: Current portion	(81,632)	(640,557)
Long-term portion	450,000	3,247,216
$1.3 billion Senior Secured Term Loan B Facility
Debt Instrument [Line Items]
Total principal payments	0	1,270,750
$1.9 billion Secured Term Loan B Facility
Debt Instrument [Line Items]
Total principal payments	0	1,838,250
$800 million Senior Secured Notes
Debt Instrument [Line Items]
Total principal payments	0	459,723
$450 million Senior Secured Term Loan Facility
Debt Instrument [Line Items]
Total principal payments	450,000	0
$462 million Senior Secured Credit Facility
Debt Instrument [Line Items]
Total principal payments	81,886	249,542
$500 million Senior Unsecured Notes
Debt Instrument [Line Items]
Total principal payments	$ 0	$ 130,974